Employee Costs - Summary of Employee Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term employee benefits expense [abstract]
Wages and salaries	£ 7,802	£ 7,583	£ 7,203
Social security costs	917	852	795
Pension and other post-employment costs, including augmentations (Note 30)	519	560	586
Cost of share-based incentive plans	393	432	393
Severance and other costs from integration and restructuring activities	618	428	463
Employee benefits expense	£ 10,249	£ 9,855	£ 9,440